Item 1. Report to Shareholders

T. Rowe Price Latin America Fund
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Certified Annual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Latin America Fund
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Certified Annual Report

PERFORMANCE COMPARISON

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]
LATIN AMERICA FUND
Latin America Fund  $11,466
MSCI EMF Latin America Index  $14,157
Lipper Latin American Funds Average  $10,245

                 MSCI EMF Latin         Lipper Latin
                 America Index     American Funds Average    Latin America Fund
12/29/1993           10000               10000                   10000
10/31/1994           12179               10447.5                 10320
10/31/1995           8363.37             6450.12                 6490
10/31/1996           10315.1             8113.57                 8211.09
10/31/1997           12795.8             9934.04                 9848.37
10/31/1998           9213.62             7092.38                 7491.53
10/31/1999           11164.2             8178.29                 8508.46
10/31/2000           12754               9913.56                 10840.8
10/31/2001           10261.2             7693.77                 8770.43
10/31/2002           8862.16             6887.04                 8055.4
10/31/2003           14157.3             10245.3                 11466.5

AVERAGE ANNUAL COMPOUND TOTAL RETURN
                                                                        Since
                                                                    Inception
Periods Ended 10/31/03                          1 Year    5 Years    12/29/93
Latin America Fund                              42.34%      8.89%       1.40%
MSCI EMF Latin America Index                    59.75       8.97        3.60*
Lipper Latin American Funds Average             49.10       7.83        0.10*

   *    Benchmark since-inception data are for the time period 12/31/93 -
        10/31/03.

   Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

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T. Rowe Price Latin America Fund
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Certified Annual Report

     Dear Shareholder,

     Your fund returned 42.34% during the 12 months ended October 31, 2003, as you can see on the table on the preceding page. Although we are pleased by the fund's solid absolute return, we are disappointed to have underperformed our MSCI index and our Lipper peer group. The fund's performance relative to its benchmarks was hampered by our underweighting of cyclical stocks such as steel and pulp and paper companies, which were the best performers during the period.

     As you know, the fund's investment objective is long-term growth of capital through investment primarily in common stocks of companies domiciled, or with primary operations, in Latin America. The fund invests in at least four countries at any one time, with primary emphasis in Mexico, Brazil, Chile, and Peru.

     The Major International Index Returns table shows how the world's major regions performed over the past year. As you can see, international stock markets posted strong results, benefiting from renewed optimism for global economic growth. The MSCI Emerging Markets Free Index outperformed the developed country markets of the MSCI EAFE Index. Latin American stocks were among the best-performing emerging markets.

     The Market Performance table on the next page shows how the major Latin American stock markets performed over the past year. The region's two largest markets diverged as Brazil posted very strong returns while Mexico lagged.

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        MAJOR INTERNATIONAL INDEX RETURNS

        Period Ended 10/31/03                         12-Month Return
        MSCI Emerging Markets Free Index                       48.74%
        MSCI Emerging Europe and Middle
        East Index                                             52.12
        MSCI EMF Latin America Index                           59.75
        MSCI EAFE Index                                        27.57

     The Geographic Diversification pie chart shows how the fund's assets were allocated as of October 31, 2003. Brazil is now the fund's largest country allocation at 48% of net assets, up from 31% a year ago, while Mexico now accounts for 39%, down from 57%.

        [Graphic Omitted]
        Geographic Diversification

        Brazil              48%
        Mexico              39%
        Chile                4%
        Peru                 2%
        Other & Reserves     7%

        Based on net assets as of 10/31/03.


     Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders.

        MARKET PERFORMANCE
        (In U.S. Dollar Terms)
        Period Ended 10/31/03                             12 Months
        Argentina                                              99.5%
        Brazil                                                 90.6
        Chile                                                  91.0
        Mexico                                                 24.3
        Peru                                                   82.2
        Venezuela                                             139.4

        Source: RIMES~Online, using MSCI indices.

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     No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

     We thank you for your continued support.

     Respectfully,




     James S. Riepe
     Chairman
     November 20, 2003


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T. Rowe Price Latin America Fund
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Certified Annual Report

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period

                            Year
                           Ended
                        10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
NET ASSET VALUE

Beginning of period     $   7.25   $   8.21   $  10.19   $   8.03   $   7.22
Investment activities
  Net investment
    income (loss)           0.13       0.18       0.15       0.05       0.09

  Net realized and
  unrealized gain (loss)    2.94      (0.79)     (2.09)      2.14       0.86

  Total from
  investment activities     3.07      (0.61)     (1.94)      2.19       0.95

Distributions
  Net investment income         -     (0.29)     (0.04)     (0.04)     (0.14)

  Net realized gain             -     (0.06)          -          -          -

  Total distributions           -     (0.35)     (0.04)     (0.04)     (0.14)

  Redemption fees added
  to paid-in-capital            -          -          -      0.01           -

NET ASSET VALUE
End of period           $  10.32   $   7.25   $   8.21   $  10.19   $   8.03
                        --------------------------------------------------------

Ratios/Supplemental Data

Total return^              42.34%     (8.15)%  (19.10)%     27.41%     13.57%

Ratio of total
expenses to
average net assets          1.55%      1.53%      1.49%      1.46%      1.62%

Ratio of net
investment income
(loss) to average
net assets                  1.55%      1.88%      1.40%      0.42%      1.05%

Portfolio turnover
  rate                      27.4%      21.0%      29.9%      27.5%      43.2%

Net assets,
end of period
(in thousands)          $ 166,059  $ 126,905  $ 155,239  $ 228,655  $ 200,385

     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Latin America Fund
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Certified Annual Report                                       October 31, 2003

STATEMENT OF NET ASSETS ss.                                 Shares        Value
--------------------------------------------------------------------------------
                                                                In thousands
BRAZIL  48.3%
Common Stocks  39.1%
Brasil Telecom Participacoes ADR (USD)                      37,900   $    1,384
Companhia de Bebidas ADR (USD)                             445,224        9,439
Companhia Siderurgica Nacional                          50,937,000        2,098
Companhia Vale do Rio Doce ADR
     (1 ADR represents 1 common share) (USD)                19,400          887
Companhia Vale do Rio Doce ADR
     (1 ADR represents 1 preferred A share) (USD)          285,500       11,534
Embraer Aircraft ADR (USD)                                 144,882        3,760
Petrobras ADR (USD)                                        969,057       21,087
Petroleo Brasileiro (Petrobras) ADR
     (1 ADR represents 1 common share) (USD)                55,900        1,314
Telebras ADR (USD)                                         293,300       10,101
Telesp Celular Participacoes ADR (USD) *                   578,600        3,298
                                                                         64,902

Preferred Stocks  9.2%
Ambev                                                           10            0
Banco Bradesco                                         755,740,687        3,196
Banco Itau Holding Financeira                           96,356,000        7,906
Cia Energetica Minas Gerais (Cemig)                    200,975,000        2,981
Gerdau                                                      81,500        1,188
                                                                         15,271

Total Brazil (Cost $67,622)                                              80,173

CHILE  4.2%
Common Stocks  4.2%
Banco Santander ADR (USD)                                  129,766        3,083
Enersis ADR (USD)                                          559,000        3,869
Total Chile (Cost $6,182)                                                 6,952

LUXEMBOURG  2.1%
Common Stocks  2.1%
Tenaris ADR (USD)                                          126,500        3,441
Total Luxembourg (Cost $3,162)                                            3,441

MEXICO  38.9%
Common Stocks  38.9%
America Movil ADR, Series L (USD)                          590,576   $   14,056
Apasco                                                     189,000        1,415
Cemex                                                    1,267,508        6,085
Coca-Cola Femsa ADR, Series L (USD) *                       54,200        1,095
Controladora Comercial Mexicana                          1,410,000        1,174
Femsa UBD Units
     (Represents 1 Series B and 4 Series D shares)         351,000        1,247
Grupo Aeroportuario del Sureste ADR (USD)                  233,200        4,030
Grupo Financiero Banorte                                   257,500          838
Grupo Financiero BBVA Bancomer, Series B *               7,639,101        6,486
Grupo Modelo, Series C                                     861,000        2,164
Grupo Televisa ADR (USD)                                   127,100        4,925
Kimberly-Clark de Mexico, Series A                         438,241        1,062
Telmex ADR, Series L (USD)                                 384,076       12,348
Wal-Mart de Mexico                                       2,791,830        7,787
Total Mexico (Cost $42,846)                                              64,712

PERU  2.4%
Common Stocks  2.4%
Compania de Minas Buenaventura ADR, Series B (USD)          84,800        4,038
Total Peru (Cost $1,437)                                                  4,038

SHORT-TERM INVESTMENTS  4.0%
Money Market Funds  4.0%
T. Rowe Price Reserve Investment Fund 1.10% #            6,615,409        6,615
Total Short-Term Investments (Cost $6,615)                                6,615

SECURITIES LENDING COLLATERAL  11.8%
Money Market Pooled Account  11.8%
Investment in money market pooled account managed by
JP Morgan Chase Bank, London                            19,607,357       19,607
Total Securities Lending Collateral (Cost $19,607)                       19,607

Total Investments in Securities
111.7% of Net Assets (Cost $147,471)                                 $  185,538

Other Assets Less Liabilities
Including $19,607 obligation to return
securities lending collateral                                           (19,479)

NET ASSETS                                                           $  166,059
                                                                     ----------
Net Assets Consist of:
Undistributed net investment income (loss)                           $    2,102
Undistributed net realized gain (loss)                                  (62,309)
Net unrealized gain (loss)                                               38,067
Paid-in-capital applicable to 16,090,170 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      188,199

NET ASSETS                                                           $  166,059
                                                                     ----------
NET ASSET VALUE PER SHARE                                            $    10.32
                                                                     ----------

     #  Seven-day yield
     *  Non-income producing
   ss. Denominated in currency of the country of incorporation unless otherwise noted
   ADR  American Depository Receipts
   USD  United States dollar

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Latin America Fund
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Certified Annual Report

STATEMENT OF OPERATIONS
In thousands
                                                                         Year
                                                                         Ended
                                                                      10/31/03
  Investment Income (Loss)
  Income
    Dividend (net of foreign taxes of $383)                          $   4,108

    Securities lending                                                     167

    Total income                                                         4,275

  Expenses
    Investment management                                                1,475

    Shareholder servicing                                                  430

    Custody and accounting                                                 161

    Registration                                                            23

    Prospectus and shareholder reports                                      22

    Legal and audit                                                         20

    Directors                                                                5

    Miscellaneous                                                            5

    Total expenses                                                       2,141

  Net investment income (loss)                                           2,134

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)
    Securities                                                           3,343

    Foreign currency transactions                                          (32)

    Net realized gain (loss)                                             3,311

  Change in net unrealized gain (loss) on securities                    43,722

  Net realized and unrealized gain (loss)                               47,033

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                             $  49,167
                                                                     ---------

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Latin America Fund
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Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS
In thousands
                                                            Year
                                                           Ended
                                                        10/31/03      10/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                        $    2,134    $    3,045

  Net realized gain (loss)                                 3,311       (14,379)

  Change in net unrealized gain (loss)                    43,722         1,045

  Increase (decrease) in net assets from operations       49,167       (10,289)

Distributions to shareholders
  Net investment income                                        -        (5,412)

  Net realized gain                                            -        (1,118)

  Decrease in net assets from distributions                    -        (6,530)

Capital share transactions *
  Shares sold                                             25,506        29,812

  Distributions reinvested                                     -         6,103

  Shares redeemed                                        (35,575)      (47,505)

  Redemption fees received                                    56            75

  Increase (decrease) in net assets from capital
  share transactions                                     (10,013)      (11,515)

Net Assets

Increase (decrease) during period                         39,154       (28,334)

Beginning of period                                      126,905       155,239

End of period                                         $  166,059    $  126,905
                                                     ---------------------------
*Share information
  Shares sold                                              2,978         3,180

  Distributions reinvested                                     -           699

  Shares redeemed                                         (4,386)       (5,294)

  Increase (decrease) in shares outstanding               (1,408)       (1,415)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Latin America Fund
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Certified Annual Report                                       October 31, 2003

NOTES TO FINANCIAL STATEMENTS

Note 1 - Significant Accounting Policies

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 29, 1993. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Redemption Fees
     A 2% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Emerging Markets
     At October 31, 2003, approximately 94% of the fund's net assets were invested in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $18,881,000; aggregate collateral consisted of $19,607,000 in the money market pooled account.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $36,293,000 and $46,995,000, respectively, for the year ended October 31, 2003.

Note 3 - Federal Income Taxes

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     There were no distributions in the year ended October 31, 2003. At October 31, 2003, the tax-basis components of net assets were as follows:

        Unrealized appreciation                                $   40,167,000
        Unrealized depreciation                                    (2,100,000)
        Net unrealized appreciation (depreciation)                 38,067,000
        Undistributed ordinary income                               2,102,000
        Capital loss carryforwards                                (62,309,000)
        Paid-in capital                                           188,199,000

        Net assets                                             $  166,059,000
                                                               --------------

     The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $3,344,000 of capital loss carryforwards. As of October 31, 2003, the fund had $8,110,000 of capital loss carryforwards that expire in 2004, $33,638,000 that expire in 2007, $6,258,000 that expire in 2008, and
     $14,303,000 that expire in 2010.

     For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.

         Undistributed net investment income                   $      (32,000)
         Undistributed net realized gain                               32,000

     At October 31, 2003, the cost of investments for federal income tax purposes was $147,471,000.

Note 4 - Foreign Taxes

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

Note 5- Related Party Transactions

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price

     Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $149,000.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $378,000 for the year ended October 31, 2003, of which $38,000 was payable at period-end.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price Funds) in which T. Rowe Price Spectrum funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extend of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. At October 31, 2003 and during the year then ended, no shares of the fund were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $59,000.


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T. Rowe Price Latin America Fund
--------------------------------------------------------------------------------
Certified Annual Report

REPORT OF INDEPENDENT AUDITORS

     To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Latin America Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Latin America Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 24, 2003

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TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/03

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For taxable non-corporate shareholders, $2,485,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     The fund will pass through foreign source income of $2,473,000 and foreign taxes paid of $383,000.


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ABOUT THE FUND'S DIRECTORS AND OFFICERS

     Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President,
(1/28/45)                     and Chief Executive Officer, The Rouse Company,
1991                          real estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1988

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and
2001                          Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior
2001                          Advisor and Partner, Blackstone Real Estate
                              Advisors, L.P.; Director, AMLI Residential
                              Properties Trust, Host Marriott Corp., and
                              The Rouse Company

Hubert D. Vos                 Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
2001

Paul M. Wythes                Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1996                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.


*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

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Inside Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected*                 and Directorships of Other Public Companies
[Number of T. Rowe Price
Portfolios Overseen]

James S. Riepe                Director and Vice President, T. Rowe Director
(6/25/43)                     and Vice President, T. Rowe Price; Vice Chairman
2002                          of the Board, Director, and Vice President,
[106]                         T. Rowe Price Group, Inc.; Chairman of the Board
                              and Director, T. Rowe Price Global Asset
                              Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer,
                              T. Rowe Price Trust Company; Director,
                              T. Rowe Price International, Inc.; Chairman of the Board, International Funds

M. David Testa                Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1979                          Board, Chief Investment Officer, Director, and
[106]                         Vice President, T. Rowe Price Group, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited; Chairman of the Board and
                              Director, T. Rowe Price International, Inc.;
                              Director and Vice President, T. Rowe Price Trust
                              Company; Vice President, International Funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Christopher D. Alderson (3/29/62)       Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Mark C.J. Bickford-Smith (4/30/62)      Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc. and T. Rowe Price International,
                                        Inc.

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Brian J. Brennan, CFA (7/14/64)         Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, International Funds          Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


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Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Michael J. Conelius, CFA (6/16/64)      Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Ann B. Cranmer (3/23/47)                Vice President, T. Rowe Price Group,
Assistant Vice President,               Inc., and T. Rowe Price International,
International Funds                     Inc.; Vice President and Secretary,
                                        T. Rowe Price Global Asset Management
                                        Limited and T. Rowe Price Global
                                        Investment Services Limited

Julio A. Delgado, CFA (5/13/65)         Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price
                                        International, Inc.

Frances Dydasco (5/8/66)                Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price
                                        International, Inc.

Mark J.T. Edwards (10/27/57)            Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price
                                        International, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

John R. Ford, CFA (11/25/57)            Vice President, T. Rowe Price and
President, International Funds          T. Rowe Price Group, Inc.; Chief
                                        Investment Officer, Director, and Vice
                                        President, T. Rowe Price International,
                                        Inc.

Gregory S. Golczewski (1/15/66)         Vice President, T. Rowe Price and
Vice President, International Funds     T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)               Vice President, T. Rowe Price Global
Vice President, International Funds     Investment Services Limited, T. Rowe
                                        Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe Price,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan
                                        Services, Inc.

Ian D. Kelson (8/16/56)                 Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.; formerly Head of
                                        Fixed Income, Morgan Grenfell/
                                        Deutsche Asset Management (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


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Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, International Funds          and T. Rowe Price Investment Services,
                                        Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)  Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        International, Inc.

George A. Murnaghan (5/1/56)            Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Gonzalo Pangaro, CFA (11/27/68)         Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

D. James Prey III (11/26/59)            Vice President, T. Rowe Price and
Vice President, International Funds     T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)          Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Christopher J. Rothery (5/26/63)        Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

James B.M. Seddon (6/17/64)             Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and  T. Rowe Price
                                        International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)     Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.

Justin Thomson (1/14/68)                Vice President, T. Rowe Price Group,
Vice President, International Funds     Inc., and T. Rowe Price International,
                                        Inc.; formerly Portfolio Manager,
                                        G.T. Capital/Invesco (to 1998)

Julie L. Waples (6/12/70)               Vice President, T. Rowe Price
Vice President, International Funds


David J.L. Warren (4/14/57)             Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.; Chief
International Funds                     Executive Officer, Director, and
                                        President, T. Rowe Price International,
                                        Inc.; Director, T. Rowe Price Global
                                        Asset Management Limited and T. Rowe
                                        Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


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Officers (continued)


Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

William F. Wendler II, CFA (3/14/62)    Vice President, T. Rowe Price,
Vice President, International Funds     T. Rowe Price Group, Inc., and T. Rowe
                                        Price International, Inc.

Richard T. Whitney, CFA (5/7/58)        Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Edward A. Wiese, CFA (4/12/59)          Vice President, T. Rowe Price, T. Rowe
Vice President, International Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company; Chief Investment Officer,
                                        Director, and Vice President, T. Rowe
                                        Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003